Schedule of Portfolio Investments
AAMA Equity Fund
September 30, 2020 (Unaudited)

COMMON STOCKS - 51.7%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.7%
Raytheon Technologies Corporation	46,696	$ 2,686,888

BANKING - 1.0%
JPMorgan Chase & Company	37,400	3,600,498

BEVERAGES - 1.0%
PepsiCo, Inc.	26,400	3,659,040

BIOTECH & PHARMA - 5.7%
Amgen, Inc.	15,000	3,812,400
Bristol-Myers Squibb Company	94,000	5,667,260
Johnson & Johnson	48,000	7,146,240
Pfizer, Inc.	141,500	5,193,050
		21,818,950
CONTAINERS & PACKAGING - 0.8%
Ball Corporation	37,000	3,075,440

DIVERSIFIED INDUSTRIALS - 1.4%
Emerson Electric Company	78,400	5,140,688

E-COMMERCE DISCRETIONARY - 1.0%
Amazon.com, Inc. (a)	1,200	3,778,476

ELECTRIC UTILITIES - 0.6%
Exelon Corporation	30,000	1,072,800
Public Service Enterprise Group, Inc.	25,000	1,372,750
		2,445,550
ENGINEERING & CONSTRUCTION - 0.2%
Quanta Services, Inc.	16,100	851,046

FOOD - 1.0%
Conagra Brands, Inc.	106,000	3,785,260

HEALTH CARE FACILITIES & SERVICES - 1.9%
UnitedHealth Group, Inc.	19,400	6,048,338
Universal Health Services, Inc. - Class B	12,100	1,294,942
		7,343,280

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 51.7% (Continued)	Shares	Fair Value
HOME & OFFICE PRODUCTS - 0.5%
Newell Brands, Inc.	100,000	$ 1,716,000

HOME CONSTRUCTION - 0.6%
Masco Corporation	43,200	2,381,616

HOUSEHOLD PRODUCTS - 1.1%
Procter & Gamble Company (The)	29,400	4,086,306

INDUSTRIAL SUPPORT SERVICES - 1.3%
Fastenal Company	30,000	1,352,700
Grainger (W.W.), Inc.	10,100	3,603,377
		4,956,077
INTERNET MEDIA & SERVICES - 1.3%
Alphabet, Inc. - Class A (a)	3,400	4,983,040

LEISURE FACILITIES & SERVICES - 1.6%
Starbucks Corporation	70,000	6,014,400

MEDICAL EQUIPMENT & DEVICES - 2.2%
Edwards Lifesciences Corporation (a)	29,100	2,322,762
Medtronic plc	59,100	6,141,672
		8,464,434
METALS & MINING - 1.0%
Freeport-McMoRan, Inc.	250,000	3,910,000

OIL & GAS PRODUCERS - 1.7%
Chevron Corporation	46,500	3,348,000
Exxon Mobil Corporation	92,000	3,158,360
		6,506,360
RETAIL - CONSUMER STAPLES - 2.3%
Kroger Company (The)	102,500	3,475,775
Walmart, Inc.	36,600	5,120,706
		8,596,481
RETAIL - DISCRETIONARY - 1.2%
Home Depot, Inc. (The)	17,000	4,721,070

SEMICONDUCTORS - 5.4%
Applied Materials, Inc.	93,800	5,576,410

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 51.7% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 5.4% (Continued)
Intel Corporation	88,300	$ 4,572,174
QUALCOMM, Inc.	50,900	5,989,912
Texas Instruments, Inc.	31,700	4,526,443
		20,664,939
SOFTWARE - 4.4%
Adobe, Inc. (a)	13,200	6,473,676
Microsoft Corporation	32,500	6,835,725
Oracle Corporation	57,000	3,402,900
		16,712,301
TECHNOLOGY HARDWARE - 3.3%
Apple, Inc.	47,200	5,466,232
Cisco Systems, Inc.	71,600	2,820,324
Corning, Inc.	134,800	4,368,868
		12,655,424
TECHNOLOGY SERVICES - 1.9%
Mastercard, Inc. - Class A	11,100	3,753,687
Visa, Inc. - Class A	17,400	3,479,478
		7,233,165
TELECOMMUNICATIONS - 3.9%
T-Mobile US, Inc. (a)	73,815	8,441,483
Verizon Communications, Inc.	108,100	6,430,869
		14,872,352
TRANSPORTATION & LOGISTICS - 2.7%
Norfolk Southern Corporation	14,200	3,038,658
Union Pacific Corporation	19,800	3,898,026
United Parcel Service, Inc. - Class B	20,000	3,332,600
		10,269,284

TOTAL COMMON STOCKS (Cost $145,452,955)		$ 196,928,365

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund
EXCHANGE-TRADED FUNDS - 30.8%			Shares	Fair Value
iShares Core S&P 500 ETF			69,200	$ 23,255,352
iShares Core S&P U.S. Growth ETF			239,600	19,163,208
Schwab U.S. Large-Cap ETF			281,700	22,713,471
Vanguard Growth ETF			112,500	25,606,125
Vanguard S&P 500 ETF			85,600	26,334,840
TOTAL EXCHANGE-TRADED FUNDS (Cost $77,931,171)				$ 117,072,996

U.S. TREASURY OBLIGATIONS - 23.6%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 23.6% (b)
U.S. Treasury Bill	0.120%	10/01/20	$ 40,000,000	$ 40,000,000
U.S. Treasury Bill	0.072%	12/15/20	50,000,000	49,989,062
TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,992,655)				$ 89,989,062

MONEY MARKET FUNDS - 7.0%			Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.02% c) (Cost $26,553,618)			26,553,618	$ 26,553,618

TOTAL INVESTMENTS (Cost $339,930,399) - 113.1%				$ 430,544,041

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.1%)				(50,034,605)

NET ASSETS - 100.0%				$ 380,509,436

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of September 30, 2020.

plc - Public Liability Company

Schedule of Portfolio Investments
AAMA Income Fund
September 30, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 21.2%			Shares	Fair Value
iShares 1-3 Year Treasury Bond ETF			150,000	$ 12,976,500
iShares Short Treasury Bond ETF			63,000	6,974,100
Vanguard Short-Term Treasury ETF			209,000	12,976,810
TOTAL EXCHANGE-TRADED FUNDS (Cost $32,970,611)				$ 32,927,410

U.S. GOVERNMENT AGENCIES - 8.2%	Coupon	Maturity	Principal Amount	Fair Value
GOVERNMENT SPONSORED - 8.2%
Federal Home Loan Bank	2.360%	05/23/22	$ 7,000,000	$ 7,252,322
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	5,503,152
TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,306,108)				$ 12,755,474

U.S. TREASURY OBLIGATIONS - 65.3%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 65.3%
U.S. Treasury Notes	2.625%	11/15/20	$ 5,000,000	$ 5,015,368
U.S. Treasury Notes	3.625%	02/15/21	7,000,000	7,089,141
U.S. Treasury Notes	2.250%	04/30/21	10,000,000	10,121,875
U.S. Treasury Notes	2.125%	06/30/21	10,000,000	10,148,437
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	10,167,188
U.S. Treasury Notes	2.000%	11/15/21	3,000,000	3,061,758
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	5,115,625
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	5,144,531
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	2,063,594
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	10,401,563
U.S. Treasury Notes	1.750%	01/31/23	5,000,000	5,186,523
U.S. Treasury Notes	1.750%	05/15/23	10,000,000	10,416,797
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	10,801,562
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	6,498,984
TOTAL U.S. TREASURY OBLIGATIONS (Cost $98,407,151)				$ 101,232,946

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

MONEY MARKET FUNDS - 4.8%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.02% (a) (Cost $7,505,072)	7,505,072	$ 7,505,072

TOTAL INVESTMENTS (Cost $151,188,942) - 99.5%		$ 154,420,902

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		702,789

NET ASSETS - 100.0%		$ 155,123,691

(a)	The rate shown is the 7-day effective yield as of September 30, 2020.